EMPLOYEE BENEFIT PLANS - Liabilities relating to post-employment benefit and long-term benefit plans (Details) - Post-employment benefit and long-term benefit plans - COP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
EMPLOYEE BENEFIT PLANS
Total Post-employment and long-term benefit plans	$ 885,719	$ 769,990
Fair value Plan assets	2,765	4,619
Total Unfunded Post-employment and long-term benefit plans	882,954	765,371
Defined benefit pension plan
EMPLOYEE BENEFIT PLANS
Total Post-employment and long-term benefit plans	132,854	131,255
Severance obligation
EMPLOYEE BENEFIT PLANS
Total Post-employment and long-term benefit plans	14,360	15,446
Retirement Pension Premium Plan and Executive Pension Plan Premium
EMPLOYEE BENEFIT PLANS
Total Post-employment and long-term benefit plans	195,295	176,816
Other long term benefits
EMPLOYEE BENEFIT PLANS
Total Post-employment and long-term benefit plans	$ 543,210	$ 446,473